Financing receivables - Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	¥ 2,792,055	¥ 2,370,137
Subsidiaries [Member] | Loans With The Client [Member] | US | Subprime Borkerage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	¥ 67,730	¥ 57,524